                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 FORM N-CSR

           CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANIES

Investment Company Act file number:                   811- 3712

Exact name of registrant as specified in charter:     Dryden Government Income Fund, Inc.

Address of principal executive offices:               Gateway Center 3
                                                      100 Mulberry Street
                                                      Newark, New Jersey 07102

Name and address of agent for service:                Deborah A. Docs
                                                      Gateway Center 3
                                                      100 Mulberry Street
                                                      Newark, New Jersey 07102

Registrant's telephone number, including area code:   973-367-7521

Date of fiscal year end:                              February 29, 2004

Date of reporting period:                             August 31, 2003

Item 1 - Reports to Stockholders

Dryden
Government Income Fund, Inc.

Formerly known as Prudential Government Income Fund, Inc.

AUGUST 31, 2003              SEMIANNUAL REPORT

[LOGO]

FUND TYPE
Government securities

OBJECTIVE
High current return

This report is not authorized for
distribution to prospective investors
unless preceded or accompanied by
a current prospectus.

The views expressed in this report
and information about the Fund's
portfolio holdings are for the period
covered by this report and are subject
to change thereafter.

JennisonDryden is a service mark of
The Prudential Insurance Company
of America.

JennisonDrydenMutualFunds

Dear Shareholder,                      October 10, 2003

There have been welcome signs that the U.S. economy is growing again. Many corporate executives and investment research analysts are expecting profits to rise as well. However, jobs are not being created as quickly as in past recoveries, reminding us that the resumption of growth doesn't mean a return to an earlier time. The economic picture continues to change, providing new opportunities and challenges. Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs. A broadly diversified investment portfolio will increase your chances of participating in positive changes and is also your best long-term defense against unexpected downturns.

Whether you are investing for your retirement, your children's education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset management firms that can make a difference for you. JennisonDryden funds are managed by Prudential Investment Management's public equity and fixed-income asset management businesses. The equity funds are managed by Jennison Associates and Quantitative Management. Prudential Fixed Income manages the JennisonDryden fixed income and money market funds.

We recommend that you develop a diversified personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.


Sincerely,

Judy A. Rice, President
Dryden Government Income Fund, Inc.

                                               Dryden Government Income Fund   1

Your Fund's Performance

Fund Objective

The investment objective of the Dryden Government Income Fund, Inc. (the
Fund) is high current return. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns(1) as of 8/31/03
                 Six Months   One Year   Five Years   Ten Years   Since Inception(2)
Class A            -2.06%       1.97%      30.56%       75.60%        155.40%
Class B            -2.49        1.33       26.76        64.84     248.37 (244.92)
Class C            -2.40        1.46       27.31         N/A           72.87
Class Z            -2.05        2.11       31.99         N/A           57.76
Lehman Brothers
 Government
 Bond Index(3)     -1.44        2.98       35.69        87.15          ***
Lipper General
 U.S. Government
 Funds Avg.(4)     -2.18        1.35       28.1     0   70.00         ****


Average Annual Total Returns(1) as of 9/30/03
                   One Year   Five Years   Ten Years   Since Inception(2)
Class A            -1.16%        4.66%       5.65%          7.00%
Class B            -2.53         4.76        5.43         7.17 (7.12)
Class C             0.55         4.80         N/A           6.38
Class Z             3.21         5.75         N/A           6.60
Lehman Brothers
 Government
 Bond Index(3)      3.55         6.34        6.73            ***
Lipper General
 U.S. Government
 Funds Avg.(4)      2.23         5.13        5.66           ****


Distributions and Yields(1) as of 8/31/03
           Total Distributions       30-Day
           Paid for Six Months     SEC Yield
Class A           $0.19              3.75%
Class B           $0.16              3.16
Class C           $0.17              3.38
Class Z           $0.20              4.16


Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. (1)Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class
A and Class C shares respectively, the returns for these classes would have been lower. The Fund charges a maximum front-end sales charge of 4% for Class
A shares and a 12b-1 fee of up to 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge of 1%, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%
for the first six years respectively after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense subsidization, the Fund's returns would have been lower, as indicated in parentheses. (2)Inception dates: Class A, 1/22/90; Class B, 4/22/85; Class C, 8/1/94; and Class Z,

2   Visit our website at www.jennisondryden.com

3/4/96. (3)The Lehman Brothers Government Bond Index is an unmanaged index of securities issued or backed by the U.S. Government, its agencies, and instrumentalities with between 1 and 30 years remaining to maturity. It gives a broad look at how U.S. Government bonds have performed. Investors cannot invest directly in an index. (4)The Lipper General U.S. Government Funds Average (Lipper Average) represents returns based on an average of all funds in the Lipper General U.S. Government Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. government and agency issues. The returns for the Lehman Brothers Government Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***Lehman Brothers Government Bond Index Closest Month-End to Inception returns as of 8/31/03 are 182.28% for Class A, 363.61% for Class B, 91.58% for Class C, and 65.99% for Class Z. Lehman Brothers Government Bond Index Closest Month-End to Inception returns as of 9/30/03 are 8.12% for Class A, 8.85% for Class B, 7.69% for Class C, and 7.32% for Class Z. ****Lipper Average Closest Month-End to Inception returns as of 8/31/03 are 150.31% for Class A, 288.80% for Class B, 75.02% for Class C, and 53.20% for Class Z. Lipper Average Closest Month-End to Inception returns as of 9/30/03 are 7.13% for Class A, 7.77% for Class B, 6.59% for Class C, and 6.14% for Class Z.


Five Largest Issuers*
expressed as a percentage of total investments as of 8/31/03

Federal National Mortgage Assoc.       50.8%
U.S. Treasury Obligations              16.3
Federal Home Loan Mort. Corp.          14.4
Govt National Mortgage Assoc.           6.4
Small Business Administration           5.6

*Excludes cash received as a result of securities on loan.
Issuers are subject to change.


Portfolio Composition
expressed as a percentage of net assets as of 8/31/03

Mortgages                              43.4%
U.S. Agencies                          31.0
U.S. Treasuries                        16.3
Commercial MBS                          6.4
Corporates                              2.1
Asset-Backed Securities                 1.2
Cash & Equivalents                     -0.4

Portfolio Composition is subject to change.


Dryden Government Income Fund   3

Portfolio of Investments
as of August 31, 2003 (Unaudited)

 -----------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT (000)          DESCRIPTION                                      VALUE (NOTE 1)
 LONG-TERM INVESTMENTS  99.9%
 U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGHS  35.4%
 -----------------------------------------------------------------------------------
                       Federal Home Loan Mortgage Corp.,
 $     11,500(a)       6.00%, TBA                                       $    11,683,287
        6,812          6.50%, 8/1/10 - 9/1/32                                 7,107,294
       18,447          7.00%, 2/1/09 - 9/1/32                                19,464,968
            4(f)       7.375%, 3/1/06                                             4,179
            0(c)       7.50%, 6/1/24                                                 53
        1,436          8.00%, 1/1/22 - 5/1/23                                 1,558,022
          688          8.50%, 6/1/07 - 11/1/19                                  751,185
        1,017          9.00%, 9/1/05 - 1/1/20                                 1,123,361
          308          11.50%, 10/1/19                                          347,110
                       Federal National Mortgage Assoc.,
       40,000(a)       4.50%, TBA                                            39,287,520
       14,500(a)       5.00%, TBA                                            14,028,750
       16,000(a)       5.50%, TBA                                            16,151,870
        1,451(b)       5.50%, 8/1/15 - 2/1/17                                 1,488,832
       62,100(a)       6.00%, TBA                                            63,279,517
        8,154          6.00%, 11/1/14                                         8,468,561
        8,718          6.30%, 3/1/11                                          9,386,687
       62,573          6.50%, 6/1/08 - 10/1/32                               65,319,340
       26,000(a)       7.00%, TBA                                            27,381,250
       56,803          7.00%, 9/1/03 - 6/1/32                                60,078,829
       16,428          7.50%, 12/1/06 - 10/1/26                              17,510,991
            2          8.00%, 10/1/24                                             2,530
          744          8.50%, 6/1/17 - 3/1/25                                   809,905
          524          9.00%, 4/1/25                                            581,128
          186          9.50%, 10/1/19 - 2/1/25                                  206,799
                       Government National Mortgage Assoc.,
       30,000(a)       5.00%, TBA                                            29,081,250
       35,621          7.00%, 2/15/09 - 2/15/29                              37,866,458
        6,134          7.50%, 7/15/07 - 11/15/24                              6,575,704
        3,629          8.50%, 4/15/25                                         3,965,422
        2,196          9.50%, 10/15/09 - 12/15/17                             2,436,948
                       Government National Mortgage Assoc. II,
          266          9.50%, 5/20/18 - 8/20/21                                 293,712
                                                                        ---------------
                       Total U.S. government agency mortgage
                        pass-throughs                                       446,241,462
                                                                        ---------------

See Notes to Financial Statements.

4 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT (000)          DESCRIPTION                                      VALUE (NOTE 1)
 U.S. GOVERNMENT OBLIGATIONS  16.2%
 -----------------------------------------------------------------------------------
                       United States Treasury Bonds,
 $     68,250(d)       5.50%, 8/15/28                                   $    69,433,728
                       United States Treasury Notes,
       20,260(d)       2.625%, 5/15/08                                       19,622,134
       33,270(d)       3.25%, 8/15/08                                        32,976,292
       42,003          3.875%, 1/15/09                                       46,944,905
       36,070(d)       4.25%, 8/15/13                                        35,483,863
                                                                        ---------------
                       Total U.S. government obligations                    204,460,922
                                                                        ---------------
 U.S. GOVERNMENT AGENCY SECURITIES  30.8%
 -----------------------------------------------------------------------------------
                       Federal Home Loan Bank,
       36,500          5.80%, 9/2/08                                         39,700,685
        8,000          6.241%, 2/20/07                                        8,456,800
                       Federal Home Loan Mortgage Corp.,
       25,550          3.50%, 4/1/08                                         24,996,792
       37,820(b)       4.375%, 2/4/10                                        37,333,105
       18,755(d)       4.50%, 1/15/13                                        18,112,041
       18,750          5.25%, 11/5/12                                        18,448,031
                       Federal National Mortgage Assoc.,
       18,250          4.00%, 9/2/08                                         18,106,135
       38,690(d)       4.375%, 7/17/13                                       36,625,734
       32,850(d)       4.625%, 5/1/13                                        30,955,968
       48,000(b)       5.50%, 7/18/12                                        48,424,320
                       Small Business Administration,
        7,496          Ser. 1995-20B, 8.15%, 2/1/15                           8,241,433
       12,921          Ser. 1995-20L, 6.45%, 12/1/15                         13,707,530
       17,019          Ser. 1996-20H, 7.25%, 8/1/16                          18,459,707
       11,908          Ser. 1996-20K, 6.95%, 11/1/16                         12,825,603
        5,474          Ser. 1997-20A, 7.15%, 1/1/17                           5,930,499
       10,413          Ser. 1998-20I, 6.00%, 9/1/18                          10,901,367
                       Tennessee Valley Authority,
       36,500          4.75%, 8/1/13                                         35,977,064
                                                                        ---------------
                       Total U.S. government agency securities              387,202,814
                                                                        ---------------
 CORPORATE BONDS  2.1%
 -----------------------------------------------------------------------------------
                       New Jersey Economic Development Authority,
                        Ser. A,
       22,000          7.425%, 2/15/29                                       26,123,900
                                                                        ---------------

                                              See Notes to Financial Statements.

                                           Dryden Government Income Fund, Inc. 5

Portfolio of Investments
as of August 31, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT (000)          DESCRIPTION                                      VALUE (NOTE 1)
 COLLATERALIZED MORTGAGE OBLIGATIONS  7.8%
 -----------------------------------------------------------------------------------
                       Federal Home Loan Mortgage Corp.,
 $      9,000          Ser. 2496, Class PM, 5.50%, 9/15/17              $     8,776,647
        7,000          Ser. 2501, Class MC, 5.50%, 9/15/17                    7,026,169
        6,650          Ser. 2513, Class HC, 5.00%, 10/15/17                   6,296,720
        5,500          Ser. 2518, Class PV, 5.50%, 6/15/19                    5,307,240
       12,403          Ser. 2609, Class AK, 5.50%, 6/15/32                   12,387,640
                       Federal National Mortgage Assoc.,
       10,000          5.50%, 4/25/17                                        10,245,534
        7,400          Ser. 2002-57, Class ND, 5.50%, 9/25/17                 7,440,982
        2,815          Ser. 2002-63, Class UA, 4.00%, 11/25/10                2,825,477
       18,000          Ser. 2002-94, Class HQ, 4.50%, 1/25/18                16,530,908
        3,924          Ser. 2003-59, Class ZH, 4.50%, 8/25/18                 3,942,214
       11,476          Ser. 2003-85, Class ZH, 4.50%, 9/25/18                11,325,378
                       Federal National Mortgage Assoc., R.E.M.I.C.
                        Trust,
        2,344          Ser.1993- 76, Class B, 6.00%, 6/25/08                  2,361,937
                       Washington Mutual Mortgage Securities Corp.,
        3,410          Ser. 2002-AR4, Class A7, 5.57%, 4/26/32                3,492,760
                                                                        ---------------
                       Total collateralized mortgage obligations             97,959,606
                                                                        ---------------
 ASSET BACKED SECURITIES  7.6%
 -----------------------------------------------------------------------------------
                       Bear Stearns Commercial Mortgage Securities,
                        Inc.,
        1,384          Ser. 2000-WF1, Class A1, 7.64%, 2/15/32                1,530,538
                       Capital One Master Trust,
        3,700          Ser. 1998-4, Class A, 5.43%, 1/15/07                   3,731,119
                       First Union Lehman Brothers Commercial Trust,
       17,000          Ser. 1997-C1, Class A3, 7.38%, 4/18/29                19,016,125
                       First Union National Bank Commercial Mortgage
                        Trust,
        5,658          Ser. 2000-C1, Class A1, 7.739%, 5/17/32                6,294,228
        9,308          Ser. 2000-C2, Class A1, 6.94%, 10/15/32               10,146,920
                       GS Mortgage Securities Corp. II,
       18,200          Ser. 2003-C1, Class A3, 4.608%, 1/10/40               17,359,781
                       Keycorp,
       10,000          Ser. 2000-C1, Class A2, 7.727%, 5/17/32               11,572,426
                       MBNA Master Credit Card Trust,
        9,800          Ser. 1999-J, Class A, 7.00%, 2/15/12                  11,153,688
                       Merrill Lynch Mortgage Investors, Inc.,
        1,800          Ser. 1996-C1, Class A3, 7.42%, 4/25/28                 1,848,011
                       Morgan Stanley Dean Witter Capital,
        8,957          Ser. 2001-TOP1, Class A2, 6.32%, 2/15/33               9,630,879
                       Mortgage Capital Funding, Inc.,
        3,013          Ser. 1998-MC2, Class A1, 6.325%, 6/18/30               3,161,693
                                                                        ---------------

See Notes to Financial Statements.

6 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT (000)          DESCRIPTION                                      VALUE (NOTE 1)
                       Total asset backed securities                    $    95,445,408
                                                                        ---------------
                       Total long-term investments
                        (cost $1,250,443,581)                             1,257,434,112
                                                                        ---------------
 SHORT-TERM INVESTMENTS  35.7%
 REPURCHASE AGREEMENT  2.4%
 -----------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account,
 $     29,482          1.09%, 9/2/03, (Note 6)                               29,482,000
                                                                        ---------------
 COMMERCIAL PAPER  11.5%
 -----------------------------------------------------------------------------------
                       AKZO Nobel, Inc.,
        7,496(e)       1.17%, 9/15/03                                         7,495,856
                       Asset Securitization Corp.,
        5,000          1.06%, 9/18/03                                         4,997,497
                       Market Street Funding Corp.,
       29,981(e)       1.08%, 9/19/03                                        29,981,100
                       Preferred Receivables Funding Corp.,
       54,000          1.07%, 9/18/03                                        53,972,715
                       Reed Elsevier, Inc.,
       13,497(e)       1.15%, 9/5/03                                         13,496,981
                       Thunder Bay Funding, Inc.,
       34,663(e)       1.07%, 9/18/03                                        34,663,383
                                                                        ---------------
                       Total commercial paper                               144,607,532
                                                                        ---------------
 U.S. GOVERNMENT AGENCY SECURITIES  8.7%
 -----------------------------------------------------------------------------------
                       Federal National Mortgage Assoc.,
      110,000          1.03%, 9/15/03                                       109,955,939
                                                                        ---------------
 SHARES
 ------------
 MUTUAL FUND  13.1%
                       Dryden Core Investment Fund-Taxable Money Market
                        Series,
  165,077,215(e)        (Note 3),                                           165,077,215
                                                                        ---------------
                       Total short-term investments
                        (cost $449,122,686)                                 449,122,686
                                                                        ---------------
                       TOTAL INVESTMENTS  135.6%
                        (COST $1,699,566,267; NOTE 5)                     1,706,556,798
                       Liabilities in excess of other assets  (35.6%)      (448,345,727)
                                                                        ---------------
                       NET ASSETS  100.0%                               $ 1,258,211,071
                                                                        ---------------
                                                                        ---------------

                                              See Notes to Financial Statements.

                                           Dryden Government Income Fund, Inc. 7

Portfolio of Investments
as of August 31, 2003 (Unaudited) Cont'd.

R.E.M.I.C.--Real Estate Mortgage Investment Conduit.
(a) The aggregate value of $200,893,444 represents a to-be-announced ('TBA') mortgage dollar roll, see Notes 1 and 4.
(b) Partial principal amount pledged as collateral for financial future contracts.
(c) Represents actual principal amount (not rounded to nearest thousand).
(d) Securities, or portion thereof, on loan, see Note 4.
(e) Represents security, or portion thereof, purchased with cash collateral received for securities on loan (Note 4).
(f) Fair-valued security-value is determined by the Valuation Committee or Board of Directors in consultation with the investment adviser.

See Notes to Financial Statements.

8 Visit our website at www.jennisondryden.com

                       This Page Intentionally Left Blank

Statement of Assets and Liabilities
as of August 31, 2003 (Unaudited)

 ASSETS
 -----------------------------------------------------------------------------------
 Investments, at value, including securities on loan of $243,209,760
 (cost $1,699,566,267)                                                   $1,706,556,798
 Receivable for investments sold                                            109,927,025
 Interest receivable                                                          7,515,218
 Receivable for Fund shares sold                                              2,848,458
 Receivable for security lending                                                176,302
 Due from broker--variation margin                                               64,272
 Prepaid expenses                                                                25,260
                                                                         --------------
 TOTAL ASSETS                                                             1,827,113,333
                                                                         --------------
 LIABILITIES
 -----------------------------------------------------------------------------------
 Payable for investments purchased                                          309,415,860
 Payable to broker for collateral for securities on loan                    250,714,535
 Payable for Fund shares repurchased                                          5,548,872
 Accrued expenses                                                             1,161,912
 Dividends payable                                                              912,666
 Management fee payable                                                         541,620
 Distribution fee payable                                                       384,769
 Securities lending rebate payable                                              109,230
 Deferred directors' fees                                                        72,182
 Payable to custodian                                                            40,616
                                                                         --------------
 TOTAL LIABILITIES                                                          568,902,262
                                                                         --------------
 NET ASSETS                                                              $1,258,211,071
                                                                         --------------
                                                                         --------------
 -----------------------------------------------------------------------------------
 Net assets were comprised of:
    Shares of beneficial interest at par                                 $    1,384,809
    Paid-in capital in excess of par                                      1,331,338,240
                                                                         --------------
                                                                          1,332,723,049
    Net investment loss                                                        (169,011)
    Accumulated net realized loss on investments                            (80,296,560)
    Net unrealized appreciation on investments                                5,953,593
                                                                         --------------
 NET ASSETS, AUGUST 31, 2003                                             $1,258,211,071
                                                                         --------------
                                                                         --------------

See Notes to Financial Statements.

10 Visit our website at www.jennisondryden.com

 CLASS A
 -----------------------------------------------------------------------------------
 Net asset value and redemption price per share
 ($945,617,294 / 104,081,413 shares of common stock issued and outstanding)     $9.09
 Maximum sales charge (4% of offering price)                                     0.38
                                                                                -----
 Maximum offering price to public                                               $9.47
                                                                                -----
                                                                                -----
 CLASS B
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($188,961,031 / 20,773,847 shares of common stock issued and outstanding)      $9.10
                                                                                -----
                                                                                -----
 CLASS C
 -----------------------------------------------------------------------------------
 Net asset value and redemption price per share
 ($27,513,265 / 3,024,772 shares of common stock issued and outstanding)        $9.10
 Sales charge (1% of offering price)                                             0.09
                                                                                -----
 Offering price to public                                                       $9.19
                                                                                -----
                                                                                -----
 CLASS Z
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($96,119,481 / 10,600,892 shares of common stock issued and outstanding)       $9.07
                                                                                -----
                                                                                -----


                                              See Notes to Financial Statements.
                                          Dryden Government Income Fund, Inc. 11

Statement of Operations
Six Months Ended August 31, 2003 (Unaudited)

 NET INVESTMENT INCOME
 -----------------------------------------------------------------------------------
 Income
 Interest                                                                  $ 33,554,088
 Dividends                                                                      715,942
 Income from securities lending (net)                                           217,383
                                                                           ------------
 TOTAL NET INCOME                                                            34,487,413
                                                                           ------------
 Expenses
 Management fee                                                               3,427,217
 Distribution fee--Class A                                                    1,279,177
 Distribution fee--Class B                                                      996,603
 Distribution fee--Class C                                                      112,831
 Transfer agent's fees and expenses                                             953,000
 Reports to shareholders                                                        345,000
 Custodian's fees and expenses                                                  176,000
 Registration fees                                                               52,000
 Legal fees and expenses                                                         24,000
 Audit fee                                                                       18,000
 Directors' fees                                                                 13,000
 Miscellaneous                                                                   24,790
                                                                           ------------
 TOTAL EXPENSES                                                               7,421,618
                                                                           ------------
 NET INVESTMENT INCOME                                                       27,065,795
                                                                           ------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 -----------------------------------------------------------------------------------
 Net realized gain (loss) on:
    Investment transactions                                                   4,609,407
    Financial futures contracts                                              (1,839,467)
    Options written                                                             558,906
                                                                           ------------
                                                                              3,328,846
                                                                           ------------
 Net change in unrealized depreciation on:
    Investment transactions                                                 (54,738,769)
    Financial futures contracts                                              (3,933,181)
                                                                           ------------
                                                                            (58,671,950)
                                                                           ------------
 Net loss on investments                                                    (55,343,104)
                                                                           ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(28,277,309)
                                                                           ------------
                                                                           ------------

See Notes to Financial Statements.

12 Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets
(Unaudited)

 -----------------------------------------------------------------------------------
                                                        SIX MONTHS             YEAR
                                                           ENDED               ENDED
                                                      AUGUST 31, 2003    FEBRUARY 28, 2003
 INCREASE (DECREASE) IN NET ASSETS
 -----------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                $   27,065,795      $    59,675,958
 Net realized gain on investment transactions              3,328,846           24,084,814
 Net change in unrealized appreciation
 (depreciation) on investments                           (58,671,950 )         33,812,988
                                                      ---------------    -----------------
 Net increase (decrease) in net assets resulting
 from operations                                         (28,277,309 )        117,573,760
                                                      ---------------    -----------------
 DIVIDENDS FROM NET INVESTMENT INCOME (NOTE 1)
 Class A                                                 (20,835,298 )        (49,282,125)
 Class B                                                  (3,577,971 )         (8,018,372)
 Class C                                                    (537,385 )         (1,113,221)
 Class Z                                                  (2,284,152 )         (4,498,042)
                                                      ---------------    -----------------
                                                         (27,234,806 )        (62,911,760)
                                                      ---------------    -----------------
 SERIES SHARE TRANSACTIONS (NET OF SHARE
    CONVERSIONS) (NOTE 6):
 Net proceeds from shares subscribed                     220,639,630          468,972,304
 Net asset value of shares issued to shareholders
    in reinvestment of dividends                          19,546,557           44,995,727
 Cost of shares reacquired                              (325,291,597 )       (372,999,015)
                                                      ---------------    -----------------
 Net increase (decrease) in net assets from Fund
 share transactions                                      (85,105,410 )        140,969,016
                                                      ---------------    -----------------
 Total increase (decrease)                              (140,617,525 )        195,631,016
 NET ASSETS
 -----------------------------------------------------------------------------------
 Beginning of period                                   1,398,828,596        1,203,197,580
                                                      ---------------    -----------------
 End of period                                        $1,258,211,071      $ 1,398,828,596
                                                      ---------------    -----------------
                                                      ---------------    -----------------

                                              See Notes to Financial Statements.

                                          Dryden Government Income Fund, Inc. 13

Notes to Financial Statements
(Unaudited)

Dryden Government Income Fund, Inc., (the 'Fund'), formerly known as Prudential Government Income Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Investment operations commenced on April 22, 1985. The Fund's investment objective is to seek high current return. The Fund will seek to achieve this objective by investing primarily in U.S. Government Securities, including U.S. Treasury bills, notes, bonds, strips and other debt securities issued by the U.S. Treasury, and obligations, including mortgage-related securities, issued or guaranteed by U.S. Government agencies or instrumentalities.

NOTE 1. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI' or 'Manager'), in consultation with the Subadviser, to be over-the-counter, are valued by an independent pricing agent or principal market maker. U.S. government securities for which market quotations are available shall be valued at a price provided by an independent pricing agent or broker-dealer. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily obtainable, pursuant to guidelines established by the Board of Trustees. Prices for such securities may be obtained from independent pricing services which use information provided

14 Visit our website at www.jennisondryden.com by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund's policy that its custodian, or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing

                                          Dryden Government Income Fund, Inc. 15
interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund's principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written option transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Dollar Rolls: The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund's policy is to record the components of the dollar rolls as purchase and sale transactions. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as interest income. The Fund had dollar rolls outstanding as of August 31, 2003, which are included in Receivable for Investments Sold and Payable for Investments Purchased on the Statement of Assets and Liabilities. The Fund maintains a segregated account of U.S. government securities or other liquid assets, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

The Fund is subject to the risk that the market value of the securities is obligated to repurchase under the agreement decline below the repurchase price.

16 Visit our website at www.jennisondryden.com

Securities Lending: The Fund may lend its securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation, net of any rebate and securities lending agent fees, for lending its securities in the form of interest or dividends on the collateral received for the securities loaned. The Fund is entitled to any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily and pays monthly, dividends from net investment income. The Fund will distribute at least annually any net capital gains in excess of loss carryforwards, if any. Dividends and distributions are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulation which may differ from generally accepted accounting principles.

Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

NOTE 2. AGREEMENTS

The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in

                                          Dryden Government Income Fund, Inc. 17
connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the Fund's average daily net assets up to and including $3 billion and .35% of 1% of the average daily net assets of the Fund in excess of $3 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares pursuant to plans of distribution (the 'Class A, B and C Plans') regardless of expenses actually incurred by them. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A Plan, the Fund compensates PIMS for its distribution-related expenses with respect to Class A shares at an annual rate of up to .30 of 1% of the average daily net assets of the Class A shares. Such expenses under the Class A Plan were .25 of 1% of the average daily net assets of the Class A shares for the six months ended August 31, 2003.

Pursuant to the Class B Plan, the Fund compensates PIMS for its distribution-related activities at an annual rate of up to 1% of the average daily net assets up to $3 billion, .80 of 1% of the next $1 billion of such net assets and .50 of 1% over $4 billion of the average daily net assets of the Class B shares. Such expenses under the Class B Plan were .825 of 1% of the average daily net assets of the Class B shares. Effective April 30, 2003, the distributor discontinued waiver of its distribution and service (12b-1) fee of ..175 of 1% of the average daily net assets of Class B shares.

Pursuant to the Class C Plan, the Fund compensates PIMS for it distribution-related activities at an annual rate of up to 1% of the average daily net assets of the Class C shares. Such expenses under the Class C Plan were .75 of 1% of the average daily net assets of the Class C shares for the six months ended August 31, 2003.

PIMS has advised the Fund that it received approximately $170,200 and $55,500 in front-end sales charges resulting from sales of Class A and Class C shares,

18 Visit our website at www.jennisondryden.com respectively, during the, six months ended August 31, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2003 it received approximately $283,500 and $18,800 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended August 31, 2003, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended August 31, 2003.

NOTE 3. OTHER TRANSACTIONS WITH AFFILIATES

Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended August 31, 2003, the Fund incurred fees of approximately $744,900 for the services of PMFS. As of August 31, 2003, approximately $154,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $42,000 in total networking fees of which the amount relating to the services of Wachovia Securities, LLC ('Wachovia') and Prudential Securities, Inc. ('PSI'), affiliates of PI, was approximately $39,000 for the six months ended August 31,

                                          Dryden Government Income Fund, Inc. 19

2003. Prior to July 1, 2003, PSI was an indirect, wholly-owned subsidiary of Prudential. As of August 31, 2003, approximately $7,500 of such fees were due to Wachovia. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

PSI was the securities lending agent for the Fund for the period ended June 30, 2003. PIM is the Fund's securities lending agent for the period ended August 31, 2003. For such period, PSI had been compensated approximately $32,200 by the Fund for these services. For the two months ended August 31, 2003, PIM has been compensated by the Fund approximately $34,900 for these services of which $16,800 is payable at August 31, 2003.

The Fund invests in the Taxable Money Market Series (the 'Series'), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. For the six months ended August 31, 2003, the Fund earned income from the Series of $715,942 by investing collateral received from securities lending.

NOTE 4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the six months ended August 31, 2003, were $3,874,472,927 and $3,807,555,624 respectively.

During the six months ended August 31, 2003, the Fund entered into financial futures contracts. Details of open contracts at August 31, 2003 are as follows:

                                                            VALUE AT         VALUE AT          UNREALIZED
NUMBER OF                               EXPIRATION           TRADE          AUGUST 31,       APPRECIATION/
CONTRACTS            TYPE                  DATE               DATE             2003          (DEPRECIATION)
---------     -------------------    -----------------    ------------     ------------     ----------------
              Long Positions:
     559      5 yr. U.S. T-Note      Dec. 2003            $ 61,191,947     $ 61,411,391       $    219,444
              10 yr. Interest
   1,703      Rate Swap              Dec. 2003             114,508,335      114,475,688            (32,647)
              Short Positions:
  (1,035)     U.S. T-Bond            Dec. 2003             108,705,561      109,710,000         (1,004,439)
    (917)     10 yr. U.S. T-Note     Dec. 2003             100,392,797      100,612,094           (219,296)
                                                                                            ----------------
                                                                                              $ (1,036,938)
                                                                                            ----------------
                                                                                            ----------------

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

Transactions in options written during the six months ended August 31, 2003, were as follows:

                                             CONTRACTS         PREMIUM
                                            -----------       ---------
                   Balance as of
                     February 28, 2003               --       $     --
                   Options written           73,000,000        558,906
                   Options expired          (73,000,000)      (558,906 )
                                            -----------       ---------
                   Balance as of
                     August 31, 2003                 --       $     --
                                            -----------       ---------
                                            -----------       ---------

As of August 31, 2003, the Fund had securities on loan with an aggregate market value of $243,209,760. The Fund received $250,714,535 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures.

NOTE 5. DISTRIBUTIONS AND TAX INFORMATION

For the six months ended August 31, 2003, the tax character of distributions paid by the Fund of $27,234,806 was ordinary income. For the year ended February 28, 2003, the tax character of distributions paid by the Fund of $62,911,760 was ordinary income.

For Federal income tax purposes, the Fund had a capital loss carryforward as of February 28, 2003 of approximately $80,085,000 of which $718,000 expires in 2004, $17,950,000 expires in 2005, $18,673,000 expires in 2008, $42,744,000 expires in 2009. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of August 31, 2003 were as follows:

                                                                            NET
    TAX BASIS                                                            UNREALIZED
  OF INVESTMENTS          APPRECIATION           DEPRECIATION           APPRECIATION
------------------     ------------------     ------------------     ------------------
  $1,702,436,249          $22,070,479            $18,136,289             $3,934,190

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and differences in the treatment of premium amortization for book and tax purposes.

                                          Dryden Government Income Fund, Inc. 21

NOTE 6. JOINT REPURCHASE AGREEMENT ACCOUNT

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of August 31, 2003, the Fund had a 15.2% undivided interest in the repurchase agreements in the joint account. This undivided interest for the Fund represented $29,482,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefore were as follows:

Bank of America Securities LLC, 1.08%, in the principal amount of $64,477,000, repurchase price $64,484,737, due 9/2/03. The value of the collateral including accrued interest was $65,766,540.

Greenwich Capital Markets, 1.10%, in the principal amount of $64,477,000, repurchase price $64,484,881, due 9/2/03. The value of the collateral including accrued interest was $65,768,753.

Merrill Lynch & Co., 1.10%, in the principal amount of $64,477,000, repurchase price $64,484,881, due 9/2/03. The value of the collateral including accrued interest was $65,767,244.

NOTE 7. CAPITAL

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, B, C and Class Z common stock, each of which consists of 500,000,000 authorized shares.

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

Transactions in shares of common stock were as follows:

CLASS A                                                         SHARES          AMOUNT
-----------------------------------------------------------   -----------    -------------
Six months ended August 31, 2003:
Shares sold                                                    14,264,335    $ 133,916,092
Shares issued in reinvestment of dividends                      1,536,646       14,383,964
Shares reacquired                                             (23,422,309)    (219,251,638)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (7,621,328)     (70,951,582)
Shares issued upon conversion from Class B                      1,252,363       11,950,778
                                                              -----------    -------------
Net increase (decrease) in shares outstanding                  (6,368,965)   $ (59,000,804)
                                                              -----------    -------------
                                                              -----------    -------------
Year ended February 28, 2003:
Shares sold                                                    24,051,136    $ 222,090,771
Shares issued in reinvestment of dividends                      3,703,030       34,051,477
Shares reacquired                                             (23,653,420)    (218,203,483)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                    4,100,746       37,938,765
Shares issued upon conversion from Class B                      1,538,272       14,107,728
                                                              -----------    -------------
Net increase (decrease) in shares outstanding                   5,639,018    $  52,046,493
                                                              -----------    -------------
                                                              -----------    -------------
CLASS B
-----------------------------------------------------------
Six months ended August 31, 2003:
Shares sold                                                     2,676,322    $  25,256,275
Shares issued in reinvestment of dividends                        281,112        2,637,131
Shares reacquired                                              (3,992,942)     (37,377,214)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (1,035,508)      (9,483,808)
Shares reacquired upon conversion into Class A                 (1,249,743)     (11,950,778)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding                  (2,285,251)   $ (21,434,586)
                                                              -----------    -------------
                                                              -----------    -------------
Year ended February 28, 2003:
Shares sold                                                    12,711,686    $ 117,268,468
Shares issued in reinvestment of dividends                        625,550        5,771,748
Shares reacquired                                              (5,640,922)     (52,030,016)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                    7,696,314       71,010,200
Shares reacquired upon conversion into Class A                 (1,536,994)     (14,107,728)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding                   6,159,320    $  56,902,472
                                                              -----------    -------------
                                                              -----------    -------------

                                          Dryden Government Income Fund, Inc. 23


CLASS C                                                         SHARES          AMOUNT
-----------------------------------------------------------   -----------    -------------
Six months ended August 31, 2003:
Shares sold                                                       816,043    $   7,711,393
Shares issued in reinvestment of dividends                         39,875          374,051
Shares reacquired                                                (991,721)      (9,327,110)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding                    (135,803)   $  (1,241,666)
                                                              -----------    -------------
                                                              -----------    -------------
Year ended February 28, 2003:
Shares sold                                                     2,987,772    $  27,607,474
Shares issued in reinvestment of dividends                         88,904          820,651
Shares reacquired                                              (1,939,960)     (17,963,007)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding                   1,136,716    $  10,465,118
                                                              -----------    -------------
                                                              -----------    -------------
CLASS Z
-----------------------------------------------------------
Year ended August 31, 2003:
Shares sold                                                     5,722,027    $  53,755,870
Shares issued in reinvestment of dividends                        230,154        2,151,411
Shares reacquired                                              (6,330,749)     (59,335,635)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding                    (378,568)   $  (3,428,354)
                                                              -----------    -------------
                                                              -----------    -------------
Year ended February 28, 2003:
Shares sold                                                    11,083,042    $ 102,005,591
Shares issued in reinvestment of dividends                        473,597        4,351,851
Shares reacquired                                              (9,243,087)     (84,802,509)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding                   2,313,552    $  21,554,933
                                                              -----------    -------------
                                                              -----------    -------------

24 Visit our website at www.jennisondryden.com

Financial Highlights
-----------------------------------------------------------
- AUGUST 31, 2003
- SEMIANNUAL REPORT
  Dryden Government Income Fund, Inc.

Financial Highlights
(Unaudited)

                                                                          CLASS A
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                      AUGUST 31, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                   $      9.47
                                                                           --------
 Income from investment operations
 Net investment income                                                         0.19
 Net realized and unrealized gain (loss) on investment
 transactions                                                                 (0.38)
                                                                           --------
 Total from investment operations                                             (0.19)
                                                                           --------
 LESS DISTRIBUTIONS
 Dividends from net investment income                                         (0.19)
                                                                           --------
 Net asset value, end of period                                         $      9.09
                                                                           --------
                                                                           --------
 TOTAL INVESTMENT RETURN(A):                                                  (2.06)%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                        $   945,617
 Average net assets (000)                                               $ 1,017,780
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                  0.98%(b)
    Expenses, excluding distribution and service (12b-1) fees                  0.73%(b)
    Net investment income                                                      4.05%(b)
 For Class A, B, C and Z shares:
    Portfolio turnover rate                                                     291%(c)

------------------------------
(a) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b) Annualized.
(c) Not annualized.

See Notes to Financial Statements.

26 Visit our website at www.jennisondryden.com

                                               CLASS A
 ----------------------------------------------------------------------------------------------------
                                     YEAR ENDED FEBRUARY 28 / 29,
 ----------------------------------------------------------------------------------------------------
       2003                 2002                 2001                 2000                 1999
 -----------------------------------------------------------------------------------
    $     9.09            $   8.94             $   8.41             $   8.98             $   9.05
      --------             -------              -------              -------              -------
          0.46                0.46                 0.54                 0.55                 0.55
          0.38                0.17                 0.53                (0.57)               (0.07)
      --------             -------              -------              -------              -------
          0.84                0.63                 1.07                (0.02)                0.48
      --------             -------              -------              -------              -------
         (0.46)              (0.48)               (0.54)               (0.55)               (0.55)
      --------             -------              -------              -------              -------
    $     9.47            $   9.09             $   8.94             $   8.41             $   8.98
      --------             -------              -------              -------              -------
      --------             -------              -------              -------              -------
          9.51%               7.36%               13.10%               (0.15)%               5.40%
    $1,046,220            $952,466             $845,525             $806,620             $895,039
    $  990,018            $954,797             $810,113             $857,586             $836,143
          0.94%               0.98%                1.00%                0.94%                0.84%
          0.69%               0.73%                0.75%                0.69%                0.68%
          4.73%               5.43%                6.25%                6.39%                6.05%
           479%                440%                 337%                  68%                 106%

                                              See Notes to Financial Statements.

                                          Dryden Government Income Fund, Inc. 27

Financial Highlights
(Unaudited) Cont'd.

                                                                          CLASS B
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                      AUGUST 31, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                    $    9.49
                                                                           -------
 Income from investment operations
 Net investment income                                                        0.16
 Net realized and unrealized gain (loss) on investment
 transactions                                                                (0.39)
                                                                           -------
 Total from investment operations                                            (0.23)
                                                                           -------
 LESS DISTRIBUTIONS
 Dividends from net investment income                                        (0.16)
                                                                           -------
 Net asset value, end of period                                          $    9.10
                                                                           -------
                                                                           -------
 TOTAL INVESTMENT RETURN(A):                                                 (2.49)%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                         $ 188,961
 Average net assets (000)                                                $ 210,555
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                 1.67%(b)
    Expenses, excluding distribution and service (12b-1) fees                 0.73%(b)
    Net investment income                                                     3.36%(b)

------------------------------
(a) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b) Annualized.

See Notes to Financial Statements.

28 Visit our website at www.jennisondryden.com

                                               CLASS B
 ----------------------------------------------------------------------------------------------------
                                     YEAR ENDED FEBRUARY 28 / 29,
 ----------------------------------------------------------------------------------------------------
       2003                 2002                 2001                 2000                 1999
 -----------------------------------------------------------------------------------
     $   9.09             $   8.95             $   8.41             $   8.99             $   9.05
      -------              -------              -------              -------              -------
         0.41                 0.41                 0.49                 0.50                 0.49
         0.40                 0.16                 0.54                (0.58)               (0.06)
      -------              -------              -------              -------              -------
         0.81                 0.57                 1.03                (0.08)                0.43
      -------              -------              -------              -------              -------
        (0.41)               (0.43)               (0.49)               (0.50)               (0.49)
      -------              -------              -------              -------              -------
     $   9.49             $   9.09             $   8.95             $   8.41             $   8.99
      -------              -------              -------              -------              -------
      -------              -------              -------              -------              -------
         9.11%                6.62%               12.58%               (0.83)%               4.83%
     $218,806             $153,685             $130,732             $193,394             $343,425
     $183,620             $134,237             $146,034             $262,863             $322,626
         1.52%                1.55%                1.58%                1.52%                1.50%
         0.69%                0.73%                0.75%                0.69%                0.68%
         4.12%                4.87%                5.68%                5.77%                5.39%

                                              See Notes to Financial Statements.

                                          Dryden Government Income Fund, Inc. 29

Financial Highlights
(Unaudited) Cont'd.

                                                                          CLASS C
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                      AUGUST 31, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                     $  9.49
                                                                           ------
 Income from investment operations
 Net investment income                                                       0.17
 Net realized and unrealized gain (loss) on investment
 transactions                                                               (0.39)
                                                                           ------
 Total from investment operations                                           (0.22)
                                                                           ------
 LESS DISTRIBUTIONS
 Dividends from net investment income                                       (0.17)
                                                                           ------
 Net asset value, end of period                                           $  9.10
                                                                           ------
                                                                           ------
 TOTAL INVESTMENT RETURN(A):                                                (2.40)%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                          $27,513
 Average net assets (000)                                                 $29,925
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                1.48%(b)
    Expenses, excluding distribution and service (12b-1) fees                0.73%(b)
    Net investment income                                                    3.55%(b)

------------------------------
(a) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b) Annualized.

See Notes to Financial Statements.

30 Visit our website at www.jennisondryden.com

                                               CLASS C
 ----------------------------------------------------------------------------------------------------
                                     YEAR ENDED FEBRUARY 28 / 29,
 ----------------------------------------------------------------------------------------------------
       2003                 2002                 2001                 2000                 1999
 -----------------------------------------------------------------------------------
     $   9.09             $   8.95              $ 8.41               $ 8.99               $ 9.05
       ------               ------               -----                -----                -----
         0.41                 0.42                0.50                 0.51                 0.50
         0.40                 0.16                0.54                (0.58)               (0.06)
       ------               ------               -----                -----                -----
         0.81                 0.58                1.04                (0.07)                0.44
       ------               ------               -----                -----                -----
        (0.41)               (0.44)              (0.50)               (0.51)               (0.50)
       ------               ------               -----                -----                -----
     $   9.49             $   9.09              $ 8.95               $ 8.41               $ 8.99
       ------               ------               -----                -----                -----
       ------               ------               -----                -----                -----
         9.20%                6.71%              12.67%               (0.76)%               4.91%
     $ 29,986             $ 18,405              $9,711               $8,508               $8,236
     $ 25,168             $ 13,454              $7,904               $9,014               $4,878
         1.44%                1.48%               1.50%                1.44%                1.43%
         0.69                 0.73%               0.75%                0.69%                0.68%
         4.17%                4.97%               5.75%                5.90%                5.50%

                                              See Notes to Financial Statements.

                                          Dryden Government Income Fund, Inc. 31

Financial Highlights
(Unaudited) Cont'd.

                                                                          CLASS Z
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                      AUGUST 31, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                    $    9.46
                                                                           -------
 Income from investment operations
 Net investment income                                                        0.20
 Net realized and unrealized gain (loss) on investment
 transactions                                                                (0.39)
                                                                           -------
 Total from investment operations                                            (0.19)
                                                                           -------
 LESS DISTRIBUTIONS
 Dividends from net investment income                                        (0.20)
                                                                           -------
 Net asset value, end of period                                          $    9.07
                                                                           -------
                                                                           -------
 TOTAL INVESTMENT RETURN(A):                                                 (2.05)%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                         $  96,119
 Average net assets (000)                                                $ 105,176
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                 0.73%(b)
    Expenses, excluding distribution and service (12b-1) fees                 0.73%(b)
    Net investment income                                                     4.30%(b)

------------------------------
(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(b) Annualized.

See Notes to Financial Statements.

32 Visit our website at www.jennisondryden.com

                                               CLASS Z
 ----------------------------------------------------------------------------------------------------
                                     YEAR ENDED FEBRUARY 28 / 29,
 ----------------------------------------------------------------------------------------------------
       2003                 2002                 2001                 2000                 1999
 -----------------------------------------------------------------------------------
     $   9.07             $   8.93             $   8.40             $   8.97             $   9.04
      -------               ------              -------               ------               ------
         0.48                 0.49                 0.56                 0.57                 0.57
         0.39                 0.16                 0.53                (0.57)               (0.07)
      -------               ------              -------               ------               ------
         0.87                 0.65                 1.09                   --                 0.50
      -------               ------              -------               ------               ------
        (0.48)               (0.51)               (0.56)               (0.57)               (0.57)
      -------               ------              -------               ------               ------
     $   9.46             $   9.07             $   8.93             $   8.40             $   8.97
      -------               ------              -------               ------               ------
      -------               ------              -------               ------               ------
         9.79%                7.61%               13.39%                0.09%                5.58%
     $103,816             $ 78,642             $103,523             $ 93,390             $ 97,629
     $ 86,453             $ 94,143             $ 94,635             $ 97,811             $ 86,892
         0.69%                0.73%                0.75%                0.69%                0.68%
         0.69%                0.73%                0.75%                0.69%                0.68%
         4.95%                5.71%                6.50%                6.64%                6.22%

                                              See Notes to Financial Statements.

                                          Dryden Government Income Fund, Inc. 33

Supplemental Proxy Information
(Unaudited)

A meeting of the Fund's shareholders was held on July 17, 2003. The meeting was held for the following purposes:

(1) To approve the election of ten (10) trustees to the Board of Trustees, as follows:
    - David E.A. Carson
    - Robert E. La Blanc
    - Robert F. Gunia
    - Douglas H. McCorkindale
    - Stephen P. Munn
    - Richard A. Redeker
    - Judy A. Rice
    - Robin B. Smith
    - Stephen Stoneburn
    - Clay T. Whitehead

(3) To permit an amendment to the management contract between PI and the Fund.

The results of the proxy solicitation on the preceding matters were:

                                     VOTES           VOTES          VOTES
               MATTER                 FOR           AGAINST        WITHHELD      ABSTENTIONS
        ---------------------    -------------     ----------     ----------     -----------
(1)     David E.A. Carson          110,513,384             --      2,086,870              --
        Robert E. La Blanc         110,505,722             --      2,094,532              --
        Robert F. Gunia            110,541,849             --      2,058,405              --
        Douglas H.
         McCorkindale              110,522,843             --      2,077,411              --
        Stephen P. Munn            110,527,657             --      2,072,597              --
        Richard A. Redeker         110,553,877             --      2,046,377              --
        Judy A. Rice               110,533,796             --      2,066,458              --
        Robin B. Smith             110,527,998             --      2,072,256              --
        Stephen Stoneburn          110,552,458             --      2,047,796              --
        Clay T. Whitehead          110,536,342             --      2,063,912              --

(3)     Permit an amendment
         to the management
         contract between PI
         and the Company           106,337,936      3,809,559             --       2,452,759

34 Visit our website at www.jennisondryden.com

An additional meeting of the Fund's shareholders was held on August 21, 2003. The meeting was held for the following purposes:

(2) To approve a proposal to permit the manager to enter into, or make material changes to, subadvisory agreements without shareholder approval.

(4a) To approve changes to fundamental investment restrictions or policies, relating to: fund diversification.

(4b) To approve changes to fundamental investment restrictions and policies, relating to: issuing senior securities, borrowing money or pledging assets.

(4c) To approve changes to fundamental investment restrictions and policies, relating to: buying and selling real estate.

(4d) To approve changes to fundamental investment restrictions and policies, relating to: buying and selling commodities and commodity contracts.

(4e) To approve changes to fundamental investment restrictions or policies, relating to: fund concentration.

(4f) To approve changes to fundamental investment restrictions and policies, relating to: making loans.

(4g) To approve changes to fundamental investment restrictions and policies, relating to: other investment restrictions, including investing in securities of other investment companies.

The results of the proxy solicitation on the preceding matters were:

                                     VOTES           VOTES          VOTES
               MATTER                 FOR           AGAINST        WITHHELD      ABSTENTIONS
        ---------------------    -------------     ----------     ----------     -----------
(2)     Permit the Manager to
         enter into, or make
         changes to,
         Subadvisory
         Agreements                 58,451,546      7,840,548             --       3,233,251

(4a)    Fund Diversification        61,396,112      5,007,122             --       3,122,111

(4b)    Issuing Senior
         Securities,
         Borrowing Money or
         Pledging Assets            59,743,954      6,336,781             --       3,444,610

(4c)    Buying and Selling
         Real Estate                60,678,122      5,422,150             --       3,425,072

                                          Dryden Government Income Fund, Inc. 35

Supplemental Proxy Information
(Unaudited) Cont'd.

                                     VOTES           VOTES          VOTES
               MATTER                 FOR           AGAINST        WITHHELD      ABSTENTIONS
        ---------------------    -------------     ----------     ----------     -----------
(4d)    Buying and Selling
         Commodities and
         Commodity Contracts        60,158,750      5,930,653             --       3,435,942

(4e)    Fund Concentration          61,135,886      5,064,570             --       3,324,889

(4f)    Making Loans                59,966,388      6,147,279             --       3,411,678

(4g)    Other Investment
         Restrictions               60,395,674      5,828,157             --       3,301,514

36 Visit our website at www.jennisondryden.com

MAIL
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

TELEPHONE
(800) 225-1852

WEBSITE
www.jennisondryden.com

DIRECTORS
David E.A. Carson - Robert F. Gunia - Robert E. La Blanc -
Douglas H. McCorkindale - Stephen P. Munn - Richard A. Redeker - Judy A. Rice - Robin B. Smith - Stephen D. Stoneburn - Clay T. Whitehead

OFFICERS
Judy A. Rice, President - Robert F. Gunia, Vice President - Grace C. Torres, Treasurer and Principal Financial and Accounting Officer -
Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary - Deborah A. Docs, Secretary - Maryanne Ryan, Anti-Money Laundering
Compliance Officer

MANAGER                 Prudential Investments LLC   Gateway Center Three
                                                     100 Mulberry Street
                                                     Newark, NJ 07102

INVESTMENT ADVISER      Prudential Investment        Gateway Center Two
                        Management, Inc.             100 Mulberry Street
                                                     Newark, NJ 07102

DISTRIBUTOR             Prudential Investment        Gateway Center Three
                        Management Services LLC      14th Floor
                                                     100 Mulberry Street
                                                     Newark, NJ 07102

CUSTODIAN               State Street Bank            One Heritage Drive
                        and Trust Company            North Quincy, MA 02171

TRANSFER AGENT          Prudential Mutual Fund       PO Box 8098
                        Services LLC                 Philadelphia, PA 19101

INDEPENDENT AUDITORS    KPMG LLP                     757 Third Avenue
                                                     New York, NY 10017

LEGAL COUNSEL           Shearman & Sterling LLP      599 Lexington Avenue
                                                     New York, NY 10022


Dryden Government Income Fund, Inc.
Share Class   A           B           C           Z
Nasdaq        PGVAX       PBGPX       PRICX       PGVZX
CUSIP         26243M103   26243M202   26243M301   26243M400


The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of August 31, 2003 were not audited and, accordingly, no auditors' opinion is expressed on them.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY  x  MAY LOSE VALUE  x  ARE NOT A DEPOSIT OF OR GUARANTEED BY
FEDERAL GOVERNMENT AGENCY                                 ANY BANK OR ANY BANK AFFILIATE

JennisonDrydenMutualFunds


Dryden Government Income Fund, Inc.
Share Class   A           B           C           Z
Nasdaq        PGVAX       PBGPX       PRICX       PGVZX
CUSIP         26243M103   26243M202   26243M301   26243M400

MF128E2   IFS-A084725

Item 2 - Code of Ethics - Not required as this is not an annual filing.

Item 3 - Audit Committee Financial Expert -

The registrant's Board has determined that Mr. Stephen Munn, member of the Board's Audit Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

Item 4 - Principal Accountant Fees and Services - Not required in this filing

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not required in this filing

Item 8 - Reserved

Item 9 - Controls and Procedures

    (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

    (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

    (a) Code of Ethics - Not applicable with semi-annual filing

    (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act - Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dryden Government Income Fund, Inc.

By  /s/ Deborah A. Docs
    --------------------------
    Deborah A. Docs
    Secretary

Date:  October 28, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ Judy A. Rice
    --------------------------
    Judy A. Rice
    President and Principal Executive Officer

Date:  October 28, 2003


By  /s/ Grace C. Torres
    --------------------------
    Grace C. Torres
    Treasurer and Principal Financial Officer

Date:   October 28, 2003